Accounts receivable (Tables)	9 Months Ended
Sep. 30, 2023
Trade and other current receivables [abstract]
Schedule of other receivables

As at	September 30, 2023	December 31, 2022
Trade receivables	$2.3	$4.3
Total accounts receivable	2.3	4.3

Non-trade receivables	$—	$3.5
Sales taxes receivable	2.7	4.1
Other	0.8	2.4
Total other receivables	$3.5	$10.0